Kurv Enhanced Short Maturity ETF
Schedule of Investments
August 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 51.1%	Shares		Value
iShares AAA CLO Active ETF	39,710		$ 2,064,400
iShares iBonds 2027 Term High Yield and Income ETF	61,985		1,363,360
iShares Short Maturity Municipal Bond Active ETF	2,976		149,425
iShares Ultra Short Duration Bond Active ETF	40,700		2,057,385
Vanguard Ultra Short Bond ETF	27,555		1,370,861
TOTAL EXCHANGE TRADED FUNDS (Cost $6,995,029)			7,005,431

CORPORATE BONDS - 18.7%	Par		Value
Aerospace & Defense - 1.4%
Boeing Co., 3.25%, 02/01/2028	$ 200,000		195,992

Business Support Services - 1.4%
NTT Finance Corp., 4.62%, 07/16/2028	200,000		199,173

Depository Credit Intermediation - 6.5%
Banco Santander SA, 3.80%, 02/23/2028	200,000		197,360
Barclays PLC, 4.34%, 01/10/2028	200,000		199,104
Citibank NA, 5.49%, 12/04/2026	250,000		250,611
JPMorgan Chase Bank NA, 5.11%, 12/08/2026	250,000		250,512
			897,587

Nondepository Credit Intermediation - 5.0%
American Honda Finance Corp., 2.00%, 03/24/2028	200,000		192,003
Ford Motor Credit Co. LLC, 5.92%, 03/20/2028	200,000		201,969
Hyundai Capital America, 1.80%, 01/10/2028	100,000		96,085
UBS Group AG, 4.25%, 03/23/2028	200,000		198,830
			688,887

Other Financial Investment Activities - 1.5%
Athene Global Funding, 4.83%, 05/09/2028	200,000		199,202

Securities and Commodity Contracts Intermediation and Brokerage - 1.5%
Societe Generale SA, 4.00%, 01/12/2027	200,000		199,770

Wired and Wireless Telecommunications (except Satellite) - 1.4%
T-Mobile USA, Inc., 2.05%, 02/15/2028	200,000		192,807
TOTAL CORPORATE BONDS (Cost $2,577,428)			2,573,418

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 29.6% (a)	Par		Value
3.64%, 09/03/2026	$ 2,096,000		2,095,581
3.70%, 03/18/2027 (b)	2,000,000		1,958,597
TOTAL U.S. TREASURY BILLS (Cost $4,055,792)			4,054,178

MONEY MARKET FUNDS - 3.2% (c)	Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56%	438,965		438,965
TOTAL MONEY MARKET FUNDS (Cost $438,965)			438,965

TOTAL INVESTMENTS - 102.6% (Cost $14,067,214)			14,071,992
Liabilities in Excess of Other Assets - (2.6)%		(0.02649)	(363,116)
TOTAL NET ASSETS - 100.0%			$ 13,708,876

Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of August 31, 2026.
(b)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $1,958,540 which represented 14.3% of net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Kurv Enhanced Short Maturity ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)%
U.S. 2-Year Treasury Note Futures
Expiration: 09/25/2026; Exercise Price: $103.63	$ (2,052,340)	(10)	$ (156)
Expiration: 10/23/2026; Exercise Price: $103.38	(2,052,340)	(10)	(625)
Total Call Options			(781)

Put Options - (0.0)%
U.S. 2-Year Treasury Note Futures
Expiration: 09/25/2026; Exercise Price: $102.25	(2,052,340)	(10)	(938)
Expiration: 10/23/2026; Exercise Price: $101.88	(2,052,340)	(10)	(781)
Total Put Options			(1,719)
TOTAL WRITTEN OPTIONS (Premiums received $3,369)			$ (2,500)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Kurv Enhanced Short Maturity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 7,005,431	$ –	$ –	$ 7,005,431
Corporate Bonds	–	2,573,418	–	2,573,418
U.S. Treasury Bills	–	4,054,178	–	4,054,178
Money Market Funds	438,965	–	–	438,965
Total Investments	$ 7,444,396	$ 6,627,596	$ –	$ 14,071,992

Liabilities:
Investments:
Written Options	$ –	$ (2,500)	$ –	$ (2,500)
Total Investments	$ –	$ (2,500)	$ –	$ (2,500)

Refer to the Schedule of Investments for further disaggregation of investment categories.